PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of Prepaid Expenses And Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Deposits to a third-party company, net of credit loss	¥ 854,605
Receivable from third party companies	589,760		¥ 205,775
Security deposits, net of credit loss	230,198		129,590
Others	137,209		34,763
Prepaid expenses and other current assets	¥ 1,811,772	$ 259,080	¥ 370,128